Securities (Securities With Unrealized Losses) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 499
12 Months or More, Fair Value	2,501
12 Months or More, Unrealized Loss	1
Total, Fair Value	3,000
Total, Unrealized Loss	1
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	499	[1]
12 Months or More, Fair Value	2,501	[1]
12 Months or More, Unrealized Loss	1	[1]
Total, Fair Value	3,000	[1]
Total, Unrealized Loss	1	[1]
Maximum [Member] | U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Total, Unrealized Loss	$ 1

[1]	Unrealized loss is less than $1 resulting in rounding to zero